Performance Management	Oct. 24, 2025
Ocean Park Domestic ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund is a newly launched ETF, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	Because the Fund is a newly launched ETF, no performance information is presented for the Fund at this time.
Ocean Park International ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund is a newly launched ETF, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	Because the Fund is a newly launched ETF, no performance information is presented for the Fund at this time.
Ocean Park Diversified Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund is a newly launched ETF, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	Because the Fund is a newly launched ETF, no performance information is presented for the Fund at this time.
Ocean Park High Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund is a newly launched ETF, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	Because the Fund is a newly launched ETF, no performance information is presented for the Fund at this time.